UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2001

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		November 13, 2001


Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $60,900 (thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE



Form 13F Information Table

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

ACLN Ltd        Common  M01764105     1,766     45,000    Sole   n/a     none
Abby Nat'l Bank Pref    002920601       499     20,000    Sole   n/a     none
Advanced Fiber  Common  00754A105       877     60,000    Sole   n/a     none
Alliance Image  Common  018606202     1,043     75,000    Sole   n/a     none
Amer. Healthway Common  02649V104       388     11,000    Sole   n/a     none
Andrx Group     Common  034553107     4,077     62,800    Sole   n/a     none
Apart Inv Trst  Pref    03748R846       502     20,000    Sole   n/a     none
Apollo Group    Common  037604105     2,102     50,000    Sole   n/a     none
Barr Labs       Common  068306109     1,897     24,000    Sole   n/a     none
Bell South      Pref    89826T200       500     20,000    Sole   n/a     none
Blackrock Muni  Common  09248E102       452     30,000    Sole   n/a     none
Cellegy Pharm   Common  15115L103     1,334    192,000    Sole   n/a     none
Citicorp Capitl Pref    17306N203       498     20,000    Sole   n/a     none
Citicorp Capitl Pref    17306R204       505     20,000    Sole   n/a     none
Cohen & Steers  Common  19247W102       282     20,000    Sole   n/a     none
Comerica        Pref    20034Y202       504     20,000    Sole   n/a     none
Corts Trst AON  Pref    22081V206       522     20,000    Sole   n/a     none
Corts - Corning Pref    22081W105       499     20,000    Sole   n/a     none
Crossworld      Common  22769P109     1,392    585,000    Sole   n/a     none
Digital Insight Common  25385P106       920     80,000    Sole   n/a     none
Fleet Bank      Pref    33889V207       613     25,000    Sole   n/a     none
KV Pharm        Common  482740206       811     30,000    Sole   n/a     none
Liberty Media   Pref    21988G593       466     19,000    Sole   n/a     none
Martek          Common  572901106     1,456     80,000    Sole   n/a     none
MedAmicus       Common  584027106     2,323    147,500    Sole   n/a     none
MedDesign       Common  583926100       720     50,000    Sole   n/a     none
Medix Resources Common  585011109       297    550,000    Sole   n/a     none
Molecular Diag  Common  60851R104       183    180,800    Sole   n/a     none
Morgan Stanley  Pref    61747N109       755     30,000    Sole   n/a     none
Netegrity       Common  64110P107     1,371    160,000    Sole   n/a     none
Novavax         Common  670002104     6,628    470,100    Sole   n/a     none
Nuveen          Common  67070Y109       152     10,000    Sole   n/a     none
Nuveen          Common  67070X101       151     10,000    Sole   n/a     none
Ocular Science  Common  675744106     1,164     57,500    Sole   n/a     none
Option Care     Common  683948103       249     16,000    Sole   n/a     none
PDF Solutions   Common  693282105       256     25,000    Sole   n/a     none
Plato Learning  Common  72764Y100     1,931    106,666    Sole   n/a     none
Public Storage  Pref    74460D687       490     20,000    Sole   n/a     none
Regeneration Tc Common  75886N100     4,602    395,000    Sole   n/a     none
Renaissance Lrn Common  75968L105     1,399     42,500    Sole   n/a     none
School Special  Common  807863105     1,222     40,000    Sole   n/a     none
Stericycle      Common  858912108     1,292     31,000    Sole   n/a     none
Syncor Int'l    Common  87157J106     1,592     50,000    Sole   n/a     none
Tivo            Common  888706108       676    203,500    Sole   n/a     none
Turnstone Sys   Common  900423104       300    100,000    Sole   n/a     none
US Bank         Pref    90347V203       256     10,000    Sole   n/a     none
Univ. of Phoenx Common  037604204     1,238     40,000    Sole   n/a     none
US Physcl Thrpy Common  09337L108     1,948    120,000    Sole   n/a     none
Verisign        Common  92343E102     2,514     60,000    Sole   n/a     none
Waste Connects  Common  941053100     2,160     80,000    Sole   n/a     none
Wells Fargo Cap Pref    94976Y207       872     35,000    Sole   n/a     none
Xilinx          Common  983919101       256     10,872    Sole   n/a     none